Related Party Transactions (Details Textual) (USD $)	0 Months Ended	9 Months Ended
	Feb. 15, 2014	Sep. 30, 2014	Dec. 31, 2013
Share-based Compensation	$ 6,000
Related Party Transaction, Amounts of Transaction		27,000
Due to Related Parties, Current		$ 18,000	$ 0